Capital Stock - Director SBC Included in the Income Statement (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Director SBC expense in SG&A | $	$ 51.0	$ 33.4	$ 25.8
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	2,000,000.0	3,000,000.0	2,400,000
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 12.17	$ 8.36	$ 8.60
Number of shares outstanding (in shares)	3,800,000	4,600,000	4,500,000
Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Director SBC expense in SG&A | $	$ 2.2	$ 2.1	$ 2.0
Director | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	120,000	120,000	200,000
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 10.18	$ 8.98	$ 5.64
Number of shares outstanding (in shares)	2,100,000	2,200,000	2,000,000.0
Director | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares) | $ / shares	42,000.000	54,000.000	22,000.000
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 10.44	$ 8.92	$ 5.71
Number of shares outstanding (in shares)	70,000.00	70,000.00	30,000.00